Consolidated Statement of Cash Flows, Current Financial Investments € in Thousands, $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Consolidated Statement of Cash Flows
Current financial investments.	€ 3,919,216
Cash and cash equivalents	1,861,616	€ 1,290,796	€ 1,151,211
Current financial investments and cash and cash equivalents	€ 5,780,832	€ 1,290,796	€ 1,151,211